Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

22. SUBSEQUENT EVENTS

On March 16, 2022, the Group's board of directors authorized a share repurchase plan under which the Company may purchase up to US$50 million of its shares over the next twelve months.

No other events or transactions have occurred between year-end and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2021.